Putnam International Equity Fund
The fund's portfolio
3/31/24 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value
Australia (1.5%)
BHP Group, Ltd. (ASE Exchange)	377,354	$10,886,115

		10,886,115
Canada (2.6%)
Canadian National Railway Co.	150,800	19,857,662

		19,857,662
China (1.5%)
Prosus NV	363,529	11,403,018

		11,403,018
Denmark (2.2%)
NKT A/S(NON)	44,016	3,628,820
Novo Nordisk A/S Class B	97,761	12,461,475

		16,090,295
France (13.2%)
Accor SA	130,314	6,087,514
AXA SA	462,374	17,366,841
Danone SA	139,831	9,034,805
Euronext NV	148,294	14,110,851
LVMH Moet Hennessy Louis Vuitton SA	7,953	7,153,224
STMicroelectronics NV	226,407	9,750,826
Thales SA	90,381	15,411,066
Vinci SA	156,680	20,074,502

		98,989,629
Germany (6.3%)
Deutsche Boerse AG	37,501	7,672,850
Merck KGaA	49,039	8,655,376
Scout24 SE	155,251	11,701,028
Siemens AG	100,096	19,109,656

		47,138,910
Hong Kong (3.0%)
AIA Group, Ltd.	1,265,400	8,495,927
CK Hutchison Holdings, Ltd.	2,939,000	14,193,895

		22,689,822
Ireland (6.5%)
Bank of Ireland Group PLC	1,259,880	12,844,642
CRH PLC (London Exchange)	264,656	22,807,945
Ryanair Holdings PLC ADR	88,600	12,899,274

		48,551,861
Italy (2.0%)
Prysmian SpA	280,944	14,666,835

		14,666,835
Japan (23.5%)
Asahi Group Holdings, Ltd.	266,900	9,841,695
Coca-Cola Bottlers Japan Holdings, Inc.	337,900	4,950,867
Hoya Corp.	116,500	14,422,050
ITOCHU Corp.	293,500	12,536,471
Japan Exchange Group, Inc.	243,300	6,605,648
Keyence Corp.	16,400	7,533,730
Mitsubishi Corp.	501,900	11,561,140
Mitsubishi Electric Corp.	818,700	13,585,509
Mitsubishi UFJ Financial Group, Inc.	1,803,400	18,548,644
Nintendo Co., Ltd.	321,600	17,412,033
Nippon Sanso Holdings Corp.	444,900	13,954,189
NOF Corp.	247,200	3,405,573
Nomura Holdings, Inc.	1,984,800	12,817,681
Pan Pacific International Holdings Corp.	246,200	6,575,417
Renesas Electronics Corp.	685,300	12,089,402
Sony Group Corp.	114,900	9,855,836

		175,695,885
Netherlands (5.6%)
ASML Holding NV	22,028	21,203,049
Universal Music Group NV	265,309	7,980,053
Wolters Kluwer NV	80,570	12,621,210

		41,804,312
South Korea (3.2%)
Samsung Electronics Co., Ltd. (Preference)	477,964	24,142,286

		24,142,286
Spain (1.3%)
Coca-Cola Europacific Partners PLC	140,200	9,806,990

		9,806,990
Switzerland (4.1%)
Lonza Group AG	16,536	9,904,915
Nestle SA	122,198	12,973,841
Sandoz Group AG(NON)	250,327	7,552,695

		30,431,451
Taiwan (0.5%)
Novatek Microelectronics Corp.	180,000	3,397,128

		3,397,128
United Kingdom (19.4%)
Anglo American PLC (London Exchange)	407,900	10,048,469
AstraZeneca PLC	119,550	16,112,035
BP PLC	2,921,280	18,276,919
Compass Group PLC	657,372	19,273,976
Experian PLC	357,533	15,586,527
GSK PLC	603,459	13,013,648
InterContinental Hotels Group PLC	91,115	9,478,364
Lloyds Banking Group PLC	15,026,167	9,816,425
London Stock Exchange Group PLC	120,012	14,374,799
Persimmon PLC	760,420	12,630,493
Prudential PLC	725,936	6,807,663

		145,419,318
United States (2.3%)
Linde PLC(S)	37,250	17,295,921

		17,295,921

Total common stocks (cost $607,841,359)		$738,267,438

SHORT-TERM INVESTMENTS (2.8%)(a)
		Principal amount/shares	Value
Putnam Cash Collateral Pool, LLC 5.57%(AFF)	Shares	8,513,240	$8,513,240
Putnam Short Term Investment Fund Class P 5.50%(AFF)	Shares	10,326,424	10,326,424
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(P)	Shares	170,000	170,000
U.S. Treasury Bills 5.344%, 4/25/24(SEGSF)		$800,000	797,196
U.S. Treasury Bills 5.379%, 5/23/24(SEGSF)		1,000,000	992,418
U.S. Treasury Bills 5.374%, 6/25/24(SEGSF)		400,000	395,116

Total short-term investments (cost $21,194,447)			$21,194,394
TOTAL INVESTMENTS

Total investments (cost $629,035,806)			$759,461,832

	FORWARD CURRENCY CONTRACTS at 3/31/24 (aggregate face value $297,493,178) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/17/24	$10,656,935	$10,998,136	$(341,201)
		British Pound	Sell	6/20/24	6,209,185	6,243,553	34,368
		Canadian Dollar	Sell	4/17/24	1,704,876	1,731,020	26,144
		Euro	Sell	6/20/24	238,637	243,363	4,726
		Hong Kong Dollar	Buy	5/16/24	959,455	960,124	(669)
		Japanese Yen	Buy	5/16/24	3,439,849	3,534,696	(94,847)
		Norwegian Krone	Buy	6/20/24	4,305,058	4,434,458	(129,400)
		Swedish Krona	Buy	6/20/24	2,368,606	2,453,136	(84,530)
		Swiss Franc	Buy	6/20/24	6,635,706	6,769,471	(133,765)
	Barclays Bank PLC
		British Pound	Sell	6/20/24	9,479,882	9,532,436	52,554
		Canadian Dollar	Sell	4/17/24	2,930,514	2,975,683	45,169
		Euro	Sell	6/20/24	1,904,229	1,917,199	12,970
		New Taiwan Dollar	Sell	5/16/24	3,385,633	3,434,689	49,056
		Swedish Krona	Buy	6/20/24	1,077,433	1,115,914	(38,481)
		Swiss Franc	Buy	6/20/24	5,050,402	5,151,381	(100,979)
	Citibank, N.A.
		Australian Dollar	Buy	4/17/24	248,638	256,582	(7,944)
	Goldman Sachs International
		British Pound	Sell	6/20/24	2,115,100	2,126,858	11,758
		Hong Kong Dollar	Buy	5/16/24	3,053,246	3,055,005	(1,759)
		Japanese Yen	Sell	5/16/24	198,529	202,685	4,156
		South Korean Won	Sell	5/16/24	22,943,298	23,219,928	276,630
		Swedish Krona	Buy	6/20/24	1,876,504	1,943,887	(67,383)
		Swiss Franc	Buy	6/20/24	4,789,354	4,885,827	(96,473)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/17/24	8,542,276	8,763,223	(220,947)
		Chinese Yuan (Offshore)	Sell	5/16/24	2,845,619	2,880,642	35,023
		Danish Krone	Buy	6/20/24	7,236,897	7,315,476	(78,579)
		Euro	Sell	6/20/24	6,528,817	6,569,146	40,329
		Hong Kong Dollar	Sell	5/16/24	2,782,475	2,784,388	1,913
		Japanese Yen	Sell	5/16/24	3,901,285	3,981,216	79,931
		Singapore Dollar	Buy	5/16/24	4,979,478	5,016,710	(37,232)
		Swiss Franc	Buy	6/20/24	1,087,366	1,109,134	(21,768)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	6/20/24	3,427,773	3,446,556	18,783
		Chinese Yuan (Offshore)	Sell	5/16/24	5,151,467	5,213,998	62,531
		Danish Krone	Buy	6/20/24	2,750,642	2,781,199	(30,557)
		Hong Kong Dollar	Sell	5/16/24	650,661	651,910	1,249
		New Zealand Dollar	Buy	4/17/24	272,740	284,554	(11,814)
		Swedish Krona	Buy	6/20/24	5,780,381	5,990,429	(210,048)
		Swiss Franc	Buy	6/20/24	1,891,426	1,929,542	(38,116)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	4/17/24	6,015,546	6,110,526	(94,980)
		British Pound	Sell	6/20/24	2,273,944	2,268,375	(5,569)
		Canadian Dollar	Sell	4/17/24	4,676,003	4,688,744	12,741
		Danish Krone	Buy	6/20/24	1,071,560	1,081,060	(9,500)
		Euro	Buy	6/20/24	8,681,640	8,739,555	(57,915)
		Japanese Yen	Sell	5/16/24	1,024,319	1,003,619	(20,700)
		New Zealand Dollar	Buy	4/17/24	1,141,324	1,190,524	(49,200)
		Swedish Krona	Buy	6/20/24	6,237,814	6,449,798	(211,984)
		Swiss Franc	Sell	6/20/24	2,258,616	2,271,085	12,469
	NatWest Markets PLC
		Canadian Dollar	Sell	4/17/24	3,481,600	3,535,203	53,603
		Swedish Krona	Buy	6/20/24	5,900,377	6,111,770	(211,393)
		Swiss Franc	Buy	6/20/24	6,137,768	6,261,924	(124,156)
	State Street Bank and Trust Co.
		British Pound	Sell	6/20/24	7,792,322	7,854,151	61,829
		Euro	Sell	6/20/24	6,010,741	6,074,654	63,913
		Hong Kong Dollar	Sell	5/16/24	3,713,042	3,717,187	4,145
		Israeli Shekel	Buy	4/17/24	4,457,204	4,497,488	(40,284)
		Japanese Yen	Sell	5/16/24	1,662,856	1,627,363	(35,493)
		Singapore Dollar	Buy	5/16/24	5,483,066	5,523,898	(40,832)
		Swiss Franc	Buy	6/20/24	7,948,441	8,109,512	(161,071)
	Toronto-Dominion Bank
		Australian Dollar	Buy	4/17/24	10,949,121	11,298,417	(349,296)
		British Pound	Sell	6/20/24	2,545,419	2,559,669	14,250
		Canadian Dollar	Sell	4/17/24	3,732,000	3,778,261	46,261
		Swiss Franc	Buy	6/20/24	1,983,811	2,023,575	(39,764)
	UBS AG
		British Pound	Sell	6/20/24	7,151,769	7,196,052	44,283
		Euro	Buy	6/20/24	111,580	114,931	(3,351)
		Japanese Yen	Buy	5/16/24	3,591,708	3,730,722	(139,014)
		Swiss Franc	Buy	6/20/24	6,155,216	6,279,282	(124,066)
	WestPac Banking Corp.
		Australian Dollar	Buy	4/17/24	6,775,997	6,992,101	(216,104)
		Canadian Dollar	Sell	4/17/24	3,138,528	3,185,833	47,305
		Hong Kong Dollar	Sell	5/16/24	6,150,862	6,162,930	12,068
		Swiss Franc	Buy	6/20/24	1,128,078	1,150,815	(22,737)

	Unrealized appreciation						1,130,157

	Unrealized (depreciation)						(3,703,901)

	Total						$(2,573,744)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2023 through March 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $747,859,329.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/24
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$27,140,120	$18,626,880	$42,611	$8,513,240
	Putnam Short Term Investment Fund Class P**	23,717,439	200,866,967	214,257,982	571,016	10,326,424

	Total Short-term investments	$23,717,439	$228,007,087	$232,884,862	$613,627	$18,839,664
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $8,513,240 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $8,311,328.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,050,421.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Industrials	24.8%
	Financials	17.3
	Consumer discretionary	11.0
	Health care	11.0
	Materials	10.5
	Information technology	10.4
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $2,720,962 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,050,421 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$10,886,115	$—	$—
Canada	19,857,662	—	—
China	11,403,018	—	—
Denmark	16,090,295	—	—
France	98,989,629	—	—
Germany	47,138,910	—	—
Hong Kong	22,689,822	—	—
Ireland	48,551,861	—	—
Italy	14,666,835	—	—
Japan	175,695,885	—	—
Netherlands	41,804,312	—	—
South Korea	24,142,286	—	—
Spain	9,806,990	—	—
Switzerland	30,431,451	—	—
Taiwan	3,397,128	—	—
United Kingdom	145,419,318	—	—
United States	17,295,921	—	—

Total common stocks	738,267,438	—	—
Short-term investments	170,000	21,024,394	—

Totals by level	$738,437,438	$21,024,394	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(2,573,744)	$—

Totals by level	$—	$(2,573,744)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$349,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com